June 1, 2017

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: Dreyfus Cash Management
 1933 Act File No.: 2-94930
 1940 Act File No.: 811-04175
 CIK No.: 0000759667

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 55 to the Registration Statement, electronically filed with the Securities and Exchange Commission on May 26, 2017 for the above-referenced Fund.

Please address any comments or questions to my attention at 412-236-7700.

Sincerely,

/s/ Joseph W. Kulbacki
Joseph W. Kulbacki
Senior Paralegal